FI - Carrying value and fair value not held at fair value (Details 16) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 69,465	SFr 67,268	SFr 57,994
Available-for-sale Securities, Debt Securities	794	614	607
Loans	11,101	11,827	11,408
Other assets	10,342	15,033	8,373
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,983	9,591	13,594
Short-term borrowings	8,554	11,020	10,740
Long-term debt	69,436	72,312	70,976
Other liabilities	7,911	SFr 7,913	7,780
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	25,179		21,139
Loans	285,192		277,137
Other assets	161,682		155,266
Financial liabilities
Due to banks and deposits	413,995		402,589
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,941		10,256
Short-term borrowings	13,813		10,128
Long-term debt	100,790		90,111
Other liabilities	14,389		16,012
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	25,180		21,139
Loans	293,806		287,194
Other assets	161,764		155,290
Financial liabilities
Due to banks and deposits	414,062		402,624
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,941		10,256
Short-term borrowings	13,813		10,128
Long-term debt	103,835		93,214
Other liabilities	14,356		15,979
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other assets	145,446		138,672
Financial liabilities
Due to banks and deposits	239,202		234,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	25,180		21,139
Loans	280,554		272,660
Other assets	16,030		16,315
Financial liabilities
Due to banks and deposits	174,860		167,924
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,941		10,256
Short-term borrowings	13,813		10,128
Long-term debt	100,867		90,897
Other liabilities	13,950		15,567
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	13,252		14,534
Other assets	288		303
Financial liabilities
Due to banks and deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	2,968		2,317
Other liabilities	406		412
Bank
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465		57,994
Available-for-sale Securities, Debt Securities	792		605
Loans	11,101		11,408
Other assets	10,342		8,373
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,080		13,688
Short-term borrowings	8,554		10,740
Long-term debt	68,486		70,243
Other liabilities	7,891		7,756
Bank | Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	25,179		21,139
Loans	293,508		285,570
Other assets	160,724		154,441
Financial liabilities
Due to banks and deposits	415,020		403,704
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,941		10,256
Short-term borrowings	17,665		10,568
Long-term debt	95,807		90,035
Other liabilities	14,484		16,131
Bank | Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	25,180		21,139
Loans	302,123		295,631
Other assets	160,788		154,464
Financial liabilities
Due to banks and deposits	415,087		403,739
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,941		10,256
Short-term borrowings	17,666		10,569
Long-term debt	98,795		93,033
Other liabilities	14,451		16,097
Bank | Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other assets	144,457		137,763
Financial liabilities
Due to banks and deposits	239,969		235,477
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Bank | Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	25,180		21,139
Loans	288,871		281,097
Other assets	16,058		16,399
Financial liabilities
Due to banks and deposits	175,118		168,262
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,941		10,256
Short-term borrowings	17,666		10,569
Long-term debt	95,840		90,716
Other liabilities	14,069		15,694
Bank | Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	13,252		14,534
Other assets	273		302
Financial liabilities
Due to banks and deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	2,955		2,317
Other liabilities	SFr 382		SFr 403